DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Summary of Net Fair Value of Derivative Financial Instruments	The following tables summarize the Group's calculated net fair value of derivative financial instruments as of the reporting date as follows:

NATURAL GAS CONTRACTS		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Basis	Fair Value at
	(Mmbtu)	Swaps	Puts	Puts	Calls	Differential	December 31, 2023
2024
Swaps	191,397	$3.30	$—	$—	$—	$—	$74,340
Collars	2,560	—	—	4.03	6.25	—	3,278
Stand-Alone Calls, net(b)	—	—	—	—	—	—	(36,415)
Basis Swaps	163,595	—	—	—	—	(0.73)	(1,306)
Total 2024 contracts	357,552						39,897
2025
Swaps	164,672	$3.21	$—	$—	$—	$—	$(76,697)
Stand-Alone Calls, net(b)	—	—	—	—	—	—	(33,060)
Basis Swaps	25,550	—	—	—	—	(0.21)	372
Total 2025 contracts	190,222						(109,385)
2026
Swaps	120,559	$3.18	$—	$—	$—	$—	$(95,779)
Stand-Alone Calls	10,950	—	—	—	3.75	—	(8,153)
Basis Swaps	10,950	—	—	—	—	(0.21)	(342)
Total 2026 contracts	142,459						(104,274)
2027
Swaps	101,303	$3.21	$—	$—	$—	$—	$(76,188)
Collars	1,414	—	—	4.28	7.17	—	601
Stand-Alone Calls	10,950	—	—	—	3.75	—	(8,784)
Purchased puts	4,906	—	—	2.25	—	—	498
Sold puts	4,906	—	1.93	—	—	—	(275)
2028
Swaps	71,324	$2.79	$—	$—	$—	$—	$(71,625)
Collars	5,382	—	—	4.28	6.90	—	2,616
Purchased puts	20,351	—	—	2.77	—	—	8,622
Sold puts	20,351	—	1.93	—	—	—	(4,711)
2029
Swaps	29,190	$2.11	$—	$—	$—	$—	$(40,451)
Collars	3,726	—	—	4.28	7.51	—	2,150
Purchased puts	30,066	—	—	2.92	—	—	10,782
Sold puts	30,066	—	1.93	—	—	—	(3,257)
2030
Swaps	5,450	$2.03	$—	$—	$—	$—	$(7,979)
Purchased puts	14,492	—	—	2.93	—	—	5,362
Sold puts	14,492	—	1.93	—	—	—	(1,735)
Swaptions
10/1/2024-9/30/2028(c)	14,610	$2.91	$—	$—	$—	$—	$(12,749)
1/1/2025-12/31/2029(d)	36,520	2.77	—	—	—	—	(36,684)
4/1/2026-3/31/2030(e)	82,171	2.57	—	—	—	—	(97,901)
4/1/2030-3/31/2032(f)	42,627	2.57	—	—	—	—	(47,143)
Total 2027-2032 contracts	544,297						$(378,851)
Total natural gas contracts	1,234,530						$(552,613)
(a)Rates have been converted from Btu to Mcfe using a Btu conversion factor of 1.07.
(b)Future cash settlements for deferred premiums.
(c)Option expires on September 6, 2024.
(d)Option expires on December 23, 2024.
(e)Option expires on March 23, 2026.
(f)Option expires on March 22, 2030.

NGLs CONTRACTS		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
	(MBbls)	Swaps	Calls	December 31, 2023
2024
Swaps	3,301	$37.74	$—	$9,804
Stand-Alone Calls	915	—	31.29	(2,400)
2025
Swaps	2,143	$30.22	$—	$(1,411)
2026
Swaps	1,097	$27.68	$—	$(1,261)
Total NGLs contracts	7,456			$4,732

OIL CONTRACTS		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
	(MBbls)	Swaps	Calls	December 31, 2023
2024
Swaps	431	$62.54	$—	$(3,521)
Sold Calls	183	—	70.00	(1,188)
2025
Swaps	366	$59.01	$—	$(3,057)
2026
Swaps	283	$59.48	$—	$(1,451)
2027
Swaps	162	$58.60	$—	$(677)
Total oil contracts	1,425			$(9,894)

INTEREST	Principal Hedged		Fair Value at
		Fixed-Rate	December 31, 2023
2023
SOFR Interest Rate Swap	$5,520	4.15%	315
Net fair value of derivative financial instruments as of December 31, 2023			$(557,460)

Summary of Net Derivatives	The following table
outlines the Group’s net derivatives as of the periods presented:

Derivative Financial Instruments	Consolidated Statement of Financial Position	December 31, 2023	December 31, 2022
Assets:
Non-current assets	Derivative financial instruments	$24,401	$13,936
Current assets	Derivative financial instruments	87,659	27,739
Total assets		$112,060	$41,675
Liabilities
Non-current liabilities	Derivative financial instruments	$(623,684)	$(1,177,801)
Current liabilities	Derivative financial instruments	(45,836)	(293,840)
Total liabilities		$(669,520)	$(1,471,641)
Net assets (liabilities):
Net assets (liabilities) - non-current	Other non-current assets (liabilities)	$(599,283)	$(1,163,865)
Net assets (liabilities) - current	Other current assets (liabilities)	41,823	(266,101)
Total net assets (liabilities)		$(557,460)	$(1,429,966)

Summary of Effect of Netting, Assets	The
following presents the impact of this presentation on the Group’s recognized assets and liabilities as of the periods indicated:

	December 31, 2023
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$103,008	$(78,607)	$24,401
Current assets	198,806	(111,147)	87,659
Total assets	$301,814	$(189,754)	$112,060
Non-current liabilities	(678,053)	54,369	(623,684)
Current liabilities	(181,221)	135,385	(45,836)
Total liabilities	$(859,274)	$189,754	$(669,520)
Total net assets (liabilities)	$(557,460)	$—	$(557,460)

	December 31, 2022
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$101,275	$(87,339)	$13,936
Current assets	92,611	(64,872)	27,739
Total assets	$193,886	$(152,211)	$41,675
Non-current liabilities	(1,261,369)	83,568	(1,177,801)
Current liabilities	(362,483)	68,643	(293,840)
Total liabilities	$(1,623,852)	$152,211	$(1,471,641)
Total net assets (liabilities)	$(1,429,966)	$—	$(1,429,966)

Summary of Effect of Netting, Liabilities	The
following presents the impact of this presentation on the Group’s recognized assets and liabilities as of the periods indicated:

	December 31, 2023
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$103,008	$(78,607)	$24,401
Current assets	198,806	(111,147)	87,659
Total assets	$301,814	$(189,754)	$112,060
Non-current liabilities	(678,053)	54,369	(623,684)
Current liabilities	(181,221)	135,385	(45,836)
Total liabilities	$(859,274)	$189,754	$(669,520)
Total net assets (liabilities)	$(557,460)	$—	$(557,460)

	December 31, 2022
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$101,275	$(87,339)	$13,936
Current assets	92,611	(64,872)	27,739
Total assets	$193,886	$(152,211)	$41,675
Non-current liabilities	(1,261,369)	83,568	(1,177,801)
Current liabilities	(362,483)	68,643	(293,840)
Total liabilities	$(1,623,852)	$152,211	$(1,471,641)
Total net assets (liabilities)	$(1,429,966)	$—	$(1,429,966)

Summary of Gain (Loss) on Derivative Financial Instruments	The Group recorded the following gain (loss) on derivative financial instruments in the Consolidated Statement of
Comprehensive Income for the periods presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net gain (loss) on commodity derivatives settlements(a)	$178,064	$(895,802)	$(320,656)
Net gain (loss) on interest rate swaps(a)	(2,722)	(1,434)	(530)
Gain (loss) on foreign currency hedges(a)	(521)	—	(1,227)
Total gain (loss) on settled derivative instruments	$174,821	$(897,236)	$(322,413)
Gain (loss) on fair value adjustments of unsettled financial instruments(b)	905,695	(861,457)	(652,465)
Total gain (loss) on derivative financial instruments	$1,080,516	$(1,758,693)	$(974,878)
(a)Represents the cash settlement of hedges that settled during the period.
(b)Represents the change in fair value of financial instruments net of removing the carrying value of hedges that settled during the period.